Summary of material accounting policies - Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of summary of significant accounting policies
Pre launch inventory recognized	$ 19.2	$ 22.4
Manufacturing and commercialization
Disclosure of summary of significant accounting policies
Pre launch inventory recognized	$ (3.2)	$ 3.5	$ 7.0